Derivative financial instruments and hedging activities - Summary of Fair Value Hedges - Assets and Liabilities Designated as hedged Items (Detail) - Fair value hedges [member] - Interest rate risk [member] - Designated as hedged items in hedging relationships [member] - CAD ($)
$ in Millions
12 Months Ended
	Oct. 31, 2024	Oct. 31, 2023
Fixed rate assets [member]
Disclosure of detailed information about hedged items [line items]
Carrying amount, Assets	$ 114,354	$ 86,734
Accumulated amount of fair value adjustments on the hedged item, Assets	$ (666)	$ (3,911)
Consolidated Balance Sheet items	Securities – Investment, net of applicable allowance; Loans – Retail; Loans – Wholesale	Securities – Investment, net of applicable allowance; Loans – Retail; Loans – Wholesale
Changes in fair values used for calculating hedge ineffectiveness	$ 2,702	$ (1,445)
Fixed rate liabilities [member]
Disclosure of detailed information about hedged items [line items]
Carrying amount, Liabilities	118,116	102,535
Accumulated amount of fair value adjustments on the hedged item, Liabilities	$ (2,312)	$ (6,340)
Consolidated Balance Sheet items	Deposits – Personal; Deposits – Business and government; Subordinated debentures; Deposits – Bank	Deposits – Business and government; Subordinated debentures; Deposits – Bank
Changes in fair values used for calculating hedge ineffectiveness	$ (3,963)	$ 276